Contingent Liabilities and Financial Commitments - Performance Guarantees - Additional Information (Details) - Croatia - Increase (Decrease) due to Corrections of Prior Period Errors - GBP (£)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments And Contingencies [Line Items]
Performance guarantees period under acquisition	5 years
Maximum exposure under guarantees	£ 42,000,000	£ 45,000,000